Goodwill and intangible assets	12 Months Ended
Dec. 31, 2017
Disclosure Goodwill And Intangible Assets [Line Items]
Disclosure Of Intangible Assets And Goodwill Explanatory

Note 15 Goodwill and intangible assets

Introduction

UBS performs an impairment test on its goodwill assets on an annual basis or when indicators of impairment exist. UBS considers the segments, as reported in Note 2a, as separate cash-generating units (CGUs). The impairment test is performed for each segment to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, with the carrying amount of the respective segment. An impairment charge is recognized if the carrying amount exceeds the recoverable amount. As of 31 December 2017, total goodwill recognized on the balance sheet was CHF 6.2 billion, of which CHF 1.3 billion, CHF 3.4 billion and CHF 1.4 billion was carried by Wealth Management, Wealth Management Americas and Asset Management, respectively. Based on the impairment testing methodology described below, UBS concluded that the goodwill balances as of 31 December 2017 allocated to these segments remain recoverable and thus were not impaired.

Methodology for goodwill impairment testing

The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a segment is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support the perpetual growth implied by the long-term growth rate. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth.

The carrying amount for each segment is determined by reference to the Group’s equity attribution framework. Within this framework, which is described in the “Capital management” section of this report, we attribute equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator, their goodwill and intangible assets as well as equity directly associated with activity that Group ALM manages centrally on behalf of the business divisions. The framework is primarily used for purposes of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a segment requires to conduct its business and is considered an appropriate starting point from which to determine the carrying value of the segments. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective CGU.

  Refer to the “Capital management” section of this report for more information on the equity attribution framework

Assumptions

Valuation parameters used within the Group’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the BoD.

The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management. The discount rates were unchanged between 2016 and 2017.

Key assumptions used to determine the recoverable amounts of each segment are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible assets that would be material to the consolidated financial statements or to the reported financial performance of any of the business divisions.

If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on the Group total capital ratios.

Discount and growth rates
	Discount rates		Growth rates
In %	31.12.17	31.12.16	31.12.17	31.12.16
Wealth Management	9.0	9.0	1.7	1.7
Wealth Management Americas	9.0	9.0	2.4	2.4
Asset Management	9.0	9.0	2.4	2.4
Investment Bank	11.0	11.0	2.4	2.4

	Goodwill	Intangible assets
CHF million	Total	Infrastructure	Customerrelationships,contractualrights and other	Total	31.12.17	31.12.16
Historical cost
Balance at the beginning of the year	6,311	773	739	1,512	7,823	7,821
Additions	37		64	64	101	24
Disposals	(27)		(34)	(34)	(61)	(3)
Write-offs				0	0	(75)
Foreign currency translation	(139)	(33)	(2)	(35)	(174)	57
Balance at the end of the year	6,182	741	766	1,507	7,689	7,823
Accumulated amortization and impairment
Balance at the beginning of the year		626	641	1,267	1,267	1,253
Amortization		37	32	70	70	91
Impairment[1]			0	0	0	0
Disposals			(15)	(15)	(15)	(1)
Write-offs				0	0	(75)
Foreign currency translation		(27)	(3)	(29)	(29)	(1)
Balance at the end of the year		637	655	1,292	1,292	1,267
Net book value at the end of the year	6,182	104	111	215	6,398	6,556
1 Impairment charges recorded in 2017 and 2016 relate to assets for which the recoverable amount was determined based on value-in-use (recoverable amount of the impaired assets: CHF 0 million for 2017 and CHF 3 million for 2016).

The table below presents goodwill and intangible assets by segment for the year ended 31 December 2017.

CHF million	Wealth Management	Wealth Management Americas	Investment Bank	Asset Management	Corporate Center – Services	Total
Goodwill
Balance at the beginning of the year	1,303	3,571	36	1,401		6,311
Additions	37					37
Disposals	(2)			(25)		(27)
Foreign currency translation	8	(151)	(2)	6		(139)
Balance at the end of the year	1,346	3,420	34	1,382		6,182
Intangible assets
Balance at the beginning of the year	40	152	41	4	9	245
Additions / transfers	47	17				64
Disposals	(19)					(19)
Amortization	(7)	(41)	(12)	(3)	(7)	(70)
Impairment		0				0
Foreign currency translation	2	(6)	(1)	0		(5)
Balance at the end of the year	63	121	28	1	2	215

The table below presents estimated, aggregated amortization expenses for intangible assets.

CHF million	Intangible assets
Estimated, aggregated amortization expenses for:
2018	63
2019	49
2020	42
2021	11
2022	11
Thereafter	35
Not amortized due to indefinite useful life	5
Total	215

UBS AG
Disclosure Goodwill And Intangible Assets [Line Items]
Disclosure Of Intangible Assets And Goodwill Explanatory

Note 15 Goodwill and intangible assets

Introduction

UBS AG performs an impairment test on its goodwill assets on an annual basis or when indicators of impairment exist. UBS AG considers the segments, as reported in Note 2a, as separate cash-generating units (CGUs). The impairment test is performed for each segment to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, with the carrying amount of the respective segment. An impairment charge is recognized if the carrying amount exceeds the recoverable amount. As of 31 December 2017, total goodwill recognized on the balance sheet was CHF 6.2 billion, of which CHF 1.3 billion, CHF 3.4 billion and CHF 1.4 billion was carried by Wealth Management, Wealth Management Americas and Asset Management, respectively. Based on the impairment testing methodology described below, UBS AG concluded that the goodwill balances as of 31 December 2017 allocated to these segments remain recoverable and thus were not impaired.

Methodology for goodwill impairment testing

The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a segment is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support the perpetual growth implied by the long-term growth rate. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth.

The carrying amount for each segment is determined by reference to the Group’s equity attribution framework. Within this framework, which is described in the “Capital management” section of this report, we attribute equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator, their goodwill and intangible assets as well as equity directly associated with activity that Group ALM manages centrally on behalf of the business divisions. The framework is primarily used for purposes of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a segment requires to conduct its business and is considered an appropriate starting point from which to determine the carrying value of the segments. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective CGU.

  Refer to the “Capital management” section of this report for more information on the equity attribution framework

Assumptions

Valuation parameters used within UBS AG’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the BoD.

The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management. The discount rates were unchanged between 2016 and 2017.

Key assumptions used to determine the recoverable amounts of each segment are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible assets that would be material to the consolidated financial statements or to the reported financial performance of any of the business divisions.

If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on UBS AG’s total capital ratios.

Discount and growth rates
	Discount rates		Growth rates
In %	31.12.17	31.12.16	31.12.17	31.12.16
Wealth Management	9.0	9.0	1.7	1.7
Wealth Management Americas	9.0	9.0	2.4	2.4
Asset Management	9.0	9.0	2.4	2.4
Investment Bank	11.0	11.0	2.4	2.4

	Goodwill	Intangible assets
CHF million	Total	Infrastructure	Customerrelationships,contractualrights and other	Total	31.12.17	31.12.16
Historical cost
Balance at the beginning of the year	6,311	773	739	1,512	7,823	7,821
Additions	37		64	64	101	24
Disposals	(27)		(34)	(34)	(61)	(3)
Write-offs				0	0	(75)
Foreign currency translation	(139)	(33)	(2)	(35)	(174)	57
Balance at the end of the year	6,182	741	766	1,507	7,689	7,823
Accumulated amortization and impairment
Balance at the beginning of the year		626	641	1,267	1,267	1,253
Amortization		37	32	70	70	91
Impairment[1]			0	0	0	0
Disposals			(15)	(15)	(15)	(1)
Write-offs				0	0	(75)
Foreign currency translation		(27)	(3)	(29)	(29)	(1)
Balance at the end of the year		637	655	1,292	1,292	1,267
Net book value at the end of the year	6,182	104	111	215	6,398	6,556
1 Impairment charges recorded in 2017 and 2016 relate to assets for which the recoverable amount was determined based on value-in-use (recoverable amount of the impaired assets: CHF 0 million for 2017 and CHF 3 million for 2016).

The table below presents goodwill and intangible assets by segment for the year ended 31 December 2017.

CHF million	Wealth Management	Wealth Management Americas	Investment Bank	Asset Management	Corporate Center – Services	Total
Goodwill
Balance at the beginning of the year	1,303	3,571	36	1,401		6,311
Additions	37					37
Disposals	(2)			(25)		(27)
Foreign currency translation	8	(151)	(2)	6		(139)
Balance at the end of the year	1,346	3,420	34	1,382		6,182
Intangible assets
Balance at the beginning of the year	40	152	41	4	9	245
Additions / transfers	47	17				64
Disposals	(19)					(19)
Amortization	(7)	(41)	(12)	(3)	(7)	(70)
Impairment		0				0
Foreign currency translation	2	(6)	(1)	0		(5)
Balance at the end of the year	63	121	28	1	2	215

The table below presents estimated, aggregated amortization expenses for intangible assets.

CHF million	Intangible assets
Estimated, aggregated amortization expenses for:
2018	63
2019	49
2020	42
2021	11
2022	11
Thereafter	35
Not amortized due to indefinite useful life	5
Total	215